Disclosure of detailed information about impairment on exploration and evaluation assets (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 1	$ 0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 2	(16,041)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 3	(16,041)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 4	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 5	(1,790)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 6	(1,790)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 7	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 8	513
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 9	513
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 10	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 11	550
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 12	550
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 13	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 14	(16,768)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 15	(16,768)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 16	(350)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 17	(621)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 18	(971)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 19	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 20	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 21	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 22	0
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 23	1,120
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 24	1,120
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 25	(350)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 26	(16,269)
Exploration And Evaluation (e&e) Assets Disclosure Of Detailed Information About Impairment On Exploration And Evaluation Assets 27	$ (16,619)